Additional cash flow information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
Additional cash flow information	Additional cash flow information
The following tables provide reconciliations of changes in assets and liabilities arising from financing activities.

	Note	Debt due within one year and long-term debt	Derivative to hedge foreign currency on debt (1)	Dividends payable	Other liabilities (2)	Total
January 1, 2025		40,504	(975)	933	5	40,467
Cash flows from (used in) financing activities
Increase in notes payable		475	(23)	—	—	452
Issue of long-term debt		7,809	—	—	—	7,809
Repayment of supplier finance arrangements (2)		(79)	—	—	—	(79)
Repayment of long-term debt		(10,013)		—	—	(10,013)
Cash dividends paid on common and preferred shares		—	—	(2,177)	—	(2,177)
Cash dividends paid by subsidiaries to non-controlling interests	37	—	—	(51)	—	(51)
Other financing activities		(74)	—	—	(115)	(189)
Total cash flows used in financing activities excluding equity		(1,882)	(23)	(2,228)	(115)	(4,248)
Non-cash changes arising from
Increase in lease liabilities		850	—	—	—	850
Dividends declared on common and preferred shares		—	—	2,305	—	2,305
Dividends declared by subsidiaries to non-controlling interests		—	—	51	—	51
Effect of changes in foreign exchange rates		(664)	664	—	—	—
Business acquisitions	4	2,757	—	—	—	2,757
Common shares issued under dividend reinvestment plan		—	—	(633)	—	(633)
Net early redemption (gains) losses on U.S. and CAD debentures		(599)	122	—	116	(361)
Additions to supplier finance arrangements		47	—	—	—	47
Reclass to liabilities held for sale	17	(7)	—	—	—	(7)
Other		53	20	(3)	—	70
Total non-cash changes		2,437	806	1,720	116	5,079
December 31, 2025		41,059	(192)	425	6	41,298
(1)Included in Other current assets, Other non-current assets, Trade payables and other liabilities and Other non-current liabilities in the statements of financial position.
(2)Included in Repayment of long-term debt in the statements of cash flows.

	Note	Debt due within one year and long-term debt	Derivative to hedge foreign currency on debt (1)	Dividends payable	Other liabilities (2)	Total
January 1, 2024		36,177	(153)	910	78	37,012
Cash flows from (used in) financing activities
Increase in notes payable		1,817	128	—	—	1,945
Issue of long-term debt		3,834	—	—	—	3,834
Repayment of supplier finance arrangements (2)		(78)	—	—	—	(78)
Repayment of long-term debt		(3,289)	64	—	—	(3,225)
Cash dividends paid on common and preferred shares		—	—	(3,800)	—	(3,800)
Cash dividends paid by subsidiaries to non-controlling interests	37	—	—	(68)	—	(68)
Other financing activities		(27)	—	—	(4)	(31)
Total cash flows from (used in) financing activities excluding equity		2,257	192	(3,868)	(4)	(1,423)
Non-cash changes arising from
Increase in lease liabilities		774	—	—	—	774
Dividends declared on common and preferred shares		—	—	3,827	—	3,827
Dividends declared by subsidiaries to non-controlling interests		—	—	68	—	68
Effect of changes in foreign exchange rates		987	(987)	—	—	—
Business acquisitions	4	120	—	—	—	120
Reclassification to liabilities held for sale	17	(10)	—	—	—	(10)
Additions to supplier finance arrangements		58	—	—	—	58
Other		141	(27)	(4)	(69)	41
Total non-cash changes		2,070	(1,014)	3,891	(69)	4,878
December 31, 2024		40,504	(975)	933	5	40,467
(1)Included in Other current assets, Other non-current assets, Trade payables and other liabilities and Other non-current liabilities in the statements of financial position.
(2)Included in Repayment of long-term debt in the statements of cash flows.